Analysis of Net Debt - Schedule of Liquidity and Capital Resources Related to Cash Generation and Changes in Our Cash and Cash Equivalents Position (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Cash Generation And Changes In Our Cash And Cash Equivalents Position [abstract]
Net cash inflow from operating activities	€ 1,899	€ 2,189	€ 2,340
Net cash outflow from investing activities	(1,592)	(2,685)	(735)
Net cash (outflow)/inflow from financing activities	(113)	343	(1,732)
Increase/(decrease) in cash and cash equivalents	194	(153)	(127)
Cash and cash equivalents at 1 January	2,135	2,449	2,518
Effect of exchange rate changes	17	(161)	58
Cash and cash equivalents at 31 December	2,346	2,135	2,449
Bank overdrafts	(113)	(71)	(78)
Borrowings	(9,203)	(7,910)	(7,712)
Derivative financial instruments	(14)	50	44
Total liabilities from financing activities	(9,330)	(7,931)	(7,746)
Group net debt	(6,984)	(5,796)	(5,297)	€ (6,618)
Cash at bank and in hand reclassified as held for sale (note 24)		(20)
Bank overdrafts reclassified as held for sale (note 25)		5
Net debt excluding cash and debt reclassified as held for sale	€ (6,984)	€ (5,811)	€ (5,297)